Note 8 - Income Tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Note 8 - Income Tax

8Income tax

	Year ended December 31,
	2022	2021	2020
Current tax	(589,706)	(215,467)	(121,048)
Deferred tax	(27,530)	26,019	97,898
Tax charge	(617,236)	(189,448)	(23,150)

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
	2022	2021	2020
Income (loss) before income tax	3,165,937	1,242,766	(619,267)
Less impairment charges (non-deductible)	-	57,075	622,402
Income before income tax without impairment charges	3,165,937	1,299,841	3,135

Tax calculated at the tax rate in each country	(705,727)	(209,765)	21,052
Effect of currency translation on tax base	(187,186)	(76,043)	(72,936)
Changes in the tax rates	(3,422)	(29,881)	(958)
Utilization of previously unrecognized tax losses	29,560	966	98
Tax revaluation, withholding tax and others	249,539	125,275	29,594
Tax charges	(617,236)	(189,448)	(23,150)

Effect of currency translation on tax base, Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets / liabilities and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax bases in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not result in any deduction / obligation for tax purposes in future periods.

Changes in the tax rates includes mainly the effect of the increase in the corporate income tax rate in Argentina from 25% to 35% for fiscal years starting January 1, 2021.

Tax revaluation, withholding tax and others, includes a net tax income of $250 million, $113 million and $61 million for 2022, 2021 and 2020 respectively related to the tax revaluation regimes in Argentina and Mexico. It also includes a charge of $21 million, $23 million and $10 million for 2022, 2021 and 2020 respectively related to withholding taxes for intra-group international operations.